Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of the domestic and foreign components
	Year ended December 31,
	2022	2021	2020

Domestic	$(40,494)	$(58,092)	$(15,625)
Foreign	-	-	-

Total	$(40,494)	$(58,092)	$(15,625)

Schedule of the reconciliation of the income tax benefit
	Year ended December 31,
	2022	2021	2020

Loss before income taxes, as reported in the consolidated statements of operations	$40,494	$58,092	$15,625
Statutory tax rate	23%	23%	23%

Income tax benefit at statutory tax rate	$(9,314)	$(13,361)	$(3,594)
Effect of Non-deductible expenses	475	6,129	371
Remeasurement of deferred taxes from currency exchange	3,517	209	(1,093)
Change in valuation allowance	5,322	7,023	4,316

Reported income taxes benefit	$-	$-	$-

Schedule of the deferred tax assets
	December 31
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$21,991	$16,241
Research and development	4,834	5,165
Employees and payroll accrual	272	365
Property and equipment	57	61

Total deferred tax assets	27,154	21,832

Valuation allowance	(27,154)	(21,832)

Deferred tax assets, net of valuation allowance	$-	$-